Income Taxes - Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Current:
State			$ 0.4	$ 0.6	$ 0.1
Total current income tax expense			0.4	0.6	0.1
Deferred:
Federal			(8.0)
State			(0.9)
Total deferred income tax expense (benefit)			(8.9)
Total income tax (benefit) expense	$ 0.1	$ 0.3	$ (8.5)	$ 0.6	$ 0.1